STATEMENT OF OTHER COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated unrealized gain (loss) from available-for-sale securities	$ 592	$ 468	$ 288
Accumulated currency translation adjustments	322	(1,863)	(7,314)
Accumulated share of other comprehensive income of equity affiliates	(2,219)	384	0
Accumulated unrealized gain (loss) from derivative instruments	0	0	(74)
Accumulated other comprehensive loss	$ (1,305)	$ (1,011)	$ (7,100)